Organization and Description of Business Operations (Details) $ in Thousands		3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 16, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) director
Organization and Description of Business
Net loss		$ (34,025)	$ (925)	$ (8,744)	$ (43,617)	$ (25,738)	$ (25,738)
Accumulated deficit		(86,751)			(86,751)	(32,056)	(32,056)
Cash and cash equivalents		$ 112,800			$ 112,800	$ 1,600	$ 1,600
Gross proceeds	$ 65,000
Number of directors of the board | director							7
Number of directors nominated | director							4
Proceeds from business combination							$ 65,000